Document and Entity Information	May 10, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 10, 2024
Entity Registrant Name	Entergy Arkansas, LLC
Entity Incorporation State Country Code	TX
Entity File Number	1-10764
Entity Tax Identification Number	83-1918668
Entity Address Address Line 1	425 West Capitol Avenue
Entity Address City Or Town	Little Rock
Entity Address State Or Province	AR
Entity Address Postal Zip Code	72201
City Area Code	501
Local Phone Number	377-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Mortgage Bonds, 4.875% Series due September 2066
Trading Symbol	EAI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000007323
Amendment Flag	false